Summary of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Furniture and fixtures	$ 21,724	$ 21,727	$ 19,018
Office equipment	12,378	12,378	12,378
Manufacturing equipment	6,849,314	397,230	355,016
Medical equipment	776,396	776,392	783,782
Leasehold improvements	26,902	26,902	21,603
Total	7,686,714	1,234,629	1,191,797
Accumulated depreciation	(348,029)	(239,650)	(116,555)
Net	$ 7,338,685	$ 994,979	$ 1,075,242